Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Accumulated depreciation, property and equipment	$ 13,339	$ 13,072
Current liabilities:
Current portion of long-term debt, debt discount	52	157
Long-term debt, debt discount	$ 7,814	$ 7,515
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, shares issued (in shares)	6,822,000	2,449,000
Common stock, shares outstanding (in shares)	6,822,000	2,449,000